Intangible assets other than goodwill (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Schedule of Finite-Lived Intangible Assets
As of September 30, 2013 the Company has the following amounts related to intangible assets:

	Gross Carrying Amount	Accumulated Amortization
Patent costs	$411,181	$33,516
Product certifications	372,046	76,135
Developed technology	240,000	8,971
	$1,023,227	$118,622

Intangible assets at December 31, 2012 and 2011 consist of the following:

	Product Certifications	Patents	Total
Balance at December 31, 2012
Intangible assets	$235,482	$214,883	$450,365
Less – accumulated amortization	(57,798)	(20,547)	(78,345)
	$177,684	$194,336	$372,020
Balance at December 31, 2011
Intangible assets	$218,168	$67,902	$286,070
Less – accumulated amortization	(38,254)	(6,195)	(44,449)
	$179,914	$61,707	$241,621

Schedule of Estimated Future Amortization Expense	Estimated future annual amortization expense related to the intangible assets is as follows:
2013	$24,581
2014	111,945
2015	111,945
2016	111,945
2017	111,945
Thereafter	432,244
$904,605

Estimated amortization expense at December 31 for each of the five succeeding years is as follows:
2013	$39,879
2014	54,246
2015	54,246
2016	54,246
2017	54,246
Thereafter	115,157
$372,020